Note 14 - Promissory Notes Payable (Detail) - Promissory notes payable consists of the following: (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Note payable to a construction subcontractor, including interest at 8%,			$ 1,732,073	[1]
Note payable to a governmental entity, bearing no interest, paid in full in February 2012			84,800	[1]
Totals	2,836,400		4,576,063	[1]	10,328,008
Note payable to a turbine supplier, including interest at 6%, payable April 2012; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project	2,836,400	[2]	2,759,190	[1],[2]	2,628,063
Subcontractor Payable One [Member]
Note payable to a construction subcontractor, including interest at 8%,					5,264,093
Subcontractor Payable Two [Member]
Note payable to a construction subcontractor, including interest at 8%,			$ 1,732,073		$ 2,435,852

[1]	Derived from December 31, 2011 audited financial statements
[2]	The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.